Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of straight-line basis over the useful life of the assets at annual rates
%

Machinery	10 - 15
Office, furniture and equipment	6 - 33
Leasehold improvements	(*)
Project in process- manufacturing plant	(**)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(**)	As of September 30, 2021, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.

Schedule of right-of-use assets and lease liabilities and the movements
	Right-of-use assets
	Offices and labs	Vehicles	Production Plant	Total	Lease liabilities

As of January 1, 2021	$2,898	$74	$3,502	$6,474	$7,910

Depreciation expense	(1,067)	(125)	(388)	(1,580)	-
Interest expense	-	-	-	-	219
Additions	-	94	-	94	92
Payments	-	-	-	-	(1,913)
Other	(18)	(22)	(30)	(70)	(65)

As of September 30, 2021 (unaudited)	$1,813	$21	$3,084	$4,918	$6,243